As filed with the Securities and Exchange Commission on January 15, 2013

1933 Act Registration No. 33-96132
1940 Act Registration No. 811-9086

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

TD ASSET MANAGEMENT USA FUNDS INC.
(Exact Name of Registrant as Specified in Charter)

31 West 52nd Street, New York, New York 10019
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:
(212) 827-7061

Kevin LeBlanc, President
TD Asset Management
USA Inc.
31 West 52nd Street
New York, NY 10019
(Name and Address of Agent for Service)

Copies of communications to:

Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, N.Y. 10019

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	On March 20, 2013 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	On (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

If appropriate, check the following box:

☐	On (date) pursuant to paragraph (a) (2) of Rule 485.

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment only relates to each of the TDAM Core Bond Fund, the TDAM High Yield Bond Fund, the TDAM U.S. Equity Income Fund, the TDAM U.S. Large Cap Core Equity Fund, the TDAM Global Equity Income Fund, the TDAM Global Low Volatility Equity Fund, the TDAM Global All Cap Fund and the TDAM Target Return Fund.

Explanatory Note

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 45 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 46 under the Investment Company Act of 1940, as amended), to the registration statement on Form N-1A (the “Registration Statement”) of TD Asset Management USA Funds Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 20, 2013, the effectiveness of the Registration Statement for each of the TDAM Core Bond Fund, the TDAM High Yield Bond Fund, the TDAM U.S. Equity Income Fund, the TDAM U.S. Large Cap Core Equity Fund, the TDAM Global Equity Income Fund, the TDAM Global Low Volatility Equity Fund, the TDAM Global All Cap Fund and the TDAM Target Return Fund, filed in Post-Effective Amendment No. 44 via EDGAR Accession No. 0001144204-12-068234 on December 17, 2012, pursuant to paragraph (a) of Rule 485 under the Securities Act (“PEA No. 44”).

Accordingly, this Post-Effective Amendment No. 45 incorporates by reference the information contained in Parts A, B and C of PEA No. 44. As stated on the cover page to this filing, this Post-Effective Amendment No. 45 is intended to become effective on March 20, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 15th day of January, 2013.

TD Asset Management USA Funds Inc.

Registrant

By:	/s/ Kevin LeBlanc
Kevin LeBlanc
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Kevin LeBlanc	President and	January 15, 2013
Kevin LeBlanc	Chief Executive Officer

/s/ Eric Kleinschmidt	Treasurer and	January 15, 2013
Eric Kleinschmidt	Chief Financial Officer

January 15, 2013
Barbara Palk*	Director

Donald J. Herrema*	Director	January 15, 2013

Peter B.M. Eby*	Director	January 15, 2013

James E. Kelly*	Director	January 15, 2013

Lawrence J. Toal*	Chairman of the Board and	January 15, 2013
Director

*By	/s/ Michele Teichner
Michele Teichner
Attorney-in-Fact * Pursuant to a power of attorney dated December 17, 2012, incorporated herein by reference to Post-Effective Amendment No. 44, filed on December 17, 2012.